OPERATING LEASES - Supplemental balance sheet information (Details) $ in Thousands	Sep. 30, 2022 USD ($)
Assets:
Operating lease right-of-use assets	$ 2,519
Liabilities:
Accrued expenses and other current liabilities	874
Operating lease liabilities, non-current	1,826
Total operating lease liabilities	$ 2,700